Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2026
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	17.00%
Reconciliation of tax [Abstract]
Tax losses with expiry date	$ 1,505,464	$ 2,189,029
Deferred tax liability recognized on undistributed earnings	0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	108,500	6,107	$ 107
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 29,500	$ 0	$ 0
Singapore [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	17.00%	17.00%	17.00%
Singapore [Member] | Garena Online [Member]
Enterprise Income Tax [Abstract]
Development and expansion incentive period commencing from January 1, 2017	5 years
Singapore [Member] | Garena Online [Member] | Forecast [Member]
Enterprise Income Tax [Abstract]
Concessionary tax rate				10.50%